Long-Term Debt - Significant Long-Term Debt Issuances (Details) $ in Millions, $ in Millions	Dec. 31, 2024 USD ($)	Oct. 31, 2024 USD ($)	Sep. 30, 2024 CAD ($)	Aug. 31, 2024 USD ($)	Aug. 31, 2024 CAD ($)	May 31, 2024 USD ($)	May 31, 2024 CAD ($)	Apr. 30, 2024 USD ($)	Jan. 31, 2024 USD ($)
Secured senior notes, 2034 maturity | Secured | ITC
Debt Instrument [Line Items]
Stated interest rate									5.98%
Face value									$ 85
First mortgage bonds, 2029 maturity | Secured | ITC
Debt Instrument [Line Items]
Stated interest rate									5.11%
Face value									$ 75
First mortgage bonds, 2034 maturity | Secured | ITC
Debt Instrument [Line Items]
Stated interest rate									5.38%
Face value									$ 75
Unsecured Senior Notes, 2034 Maturity | Unsecured | ITC
Debt Instrument [Line Items]
Stated interest rate						5.65%	5.65%
Face value	$ 400					$ 400
First mortgage bonds, 2035 maturity | Secured | ITC
Debt Instrument [Line Items]
Stated interest rate	4.88%
Face value	$ 125
First mortgage bonds, 2043 maturity | Secured | ITC
Debt Instrument [Line Items]
Stated interest rate	5.25%
Face value	$ 125
Unsecured senior notes, 2036 maturity | Unsecured | UNS Energy
Debt Instrument [Line Items]
Stated interest rate						5.60%	5.60%
Face value						$ 30
Unsecured senior notes, 2034 maturity | Unsecured | UNS Energy
Debt Instrument [Line Items]
Stated interest rate				5.20%	5.20%
Face value				$ 400
Senior notes, 2031 maturity | Secured | Central Hudson
Debt Instrument [Line Items]
Stated interest rate								5.59%
Face value								$ 25
Senior notes, 2034 maturity | Secured | Central Hudson
Debt Instrument [Line Items]
Stated interest rate								5.69%
Face value								$ 35
Senior notes, 2029 maturity | Secured | Central Hudson
Debt Instrument [Line Items]
Stated interest rate		4.88%
Face value		$ 25
Senior notes, 2034 maturity | Secured | Central Hudson
Debt Instrument [Line Items]
Stated interest rate		5.30%
Face value		$ 44
Senior notes, 2036 maturity | Secured | Central Hudson
Debt Instrument [Line Items]
Stated interest rate		5.40%
Face value		$ 35
Unsecured debentures, 2054 maturity | Unsecured | FortisBC Electric
Debt Instrument [Line Items]
Stated interest rate				4.92%	4.92%
Face value					$ 100
Unsecured debentures, 2054 maturity | Unsecured | FortisAlberta
Debt Instrument [Line Items]
Stated interest rate						4.90%	4.90%
Face value							$ 300
Unsecured senior notes, 2039 maturity | Unsecured | Caribbean Utilities
Debt Instrument [Line Items]
Stated interest rate						6.17%	6.17%
Face value						$ 40
Unsecured senior notes, 2049 maturity | Unsecured | Caribbean Utilities
Debt Instrument [Line Items]
Stated interest rate						6.37%	6.37%
Face value						$ 40
Unsecured senior notes, 2054 maturity | Unsecured | FortisOntario
Debt Instrument [Line Items]
Stated interest rate				5.05%	5.05%
Face value					$ 55
Unsecured senior notes, 2031 maturity | Unsecured | Fortis
Debt Instrument [Line Items]
Stated interest rate			4.17%
Face value			$ 500